Fair values	6 Months Ended
Jun. 30, 2025
Disclosure of fair value measurement of assets [abstract]
Fair values

11.         Fair values

Carrying amounts and fair values

The following table shows the carrying amounts and fair values of assets and liabilities measured or disclosed at fair value, including their levels in the fair value hierarchy (as defined in note 2.22 of the 2024 Annual Report). It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as cash and cash equivalents, restricted cash, trade receivables and trade payables.

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
June 30, 2025
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	—	—	—	—	—
Current portion of fair value of derivative financial instruments	334	—	334	—	334
	334

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	61,425	—	62,811	—	62,811
Financial liabilities	51,520	—	52,122	—	52,122
	112,945

11.         Fair values (continued)

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2024
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	181	—	181	—	181
Current portion of fair value of derivative financial instruments	442	—	442	—	442
	623

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	66,540	—	68,137	—	68,137
Financial liabilities	52,471	—	53,394	—	53,394
	119,011

Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs
Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value
Asset and liabilities not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Long-term borrowings and financial liabilities	Discounted cash flow	Discount rate

Transfers between Level 1, 2 and 3

There have been no transfers between Level 1, Level 2 and Level 3 during the period.